UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York          November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $ 1,677,455
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number        Name

     1.   028-13397                   Cobalt Offshore Master Fund LP

     2.   028-10572                   Cobalt Partners, L.P.

     3.   028-12326                   Cobalt Partners II, L.P.
         -----------------------     ------------------------------------

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                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5    COLUMN 6    COLUMN 7         COLUMN 8

                                                            VALUE       SHS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT  PRN CALL DISCRETION  MGRS        SOLE   SHARED NONE
--------------               ---------------   ------     ---------    -------- --------- ---------- -----        -----  ------ ----
ACE LTD                       SHS               H0023R105    46,908      805,289  SH                  1, 2, 3      805,289
ADVANCE AUTO PARTS INC        COM               00751Y106     2,934       50,000  SH                  1, 2, 3       50,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    29,618   29,000,000  PRN                 1, 2, 3   29,000,000
ALPHA NATURAL RESOURCES INC   COM               02076X102    34,648      842,000  SH                  1, 2, 3      842,000
AMERICAN TOWER CORP           CL A              029912201    17,941      350,000  SH                  1, 2, 3      350,000
ANADARKO PETE CORP            COM               032511107     9,413      165,000  SH                  1, 2, 3      165,000
ARVINMERITOR INC              COM               043353101    37,740    2,428,589  SH                  1, 2, 3    2,428,589
ATLAS ENERGY INC              COM               049298102   149,137    5,207,283  SH                  1, 2, 3    5,207,283
ATLAS PIPELINE PARTNERS LP    UNIT L P INT      049392103     7,116      405,719  SH                  1, 2, 3      405,719
BARRICK GOLD CORP             COM               067901108    15,058      325,300  SH                  1, 2, 3      325,300
BLACKROCK INC                 COM               09247X101    16,599       97,500  SH                  1, 2, 3       97,500
BMC SOFTWARE INC              COM               055921100     9,310      230,000  SH                  1, 2, 3      230,000
BUCYRUS INTL INC NEW          COM               118759109    18,385      265,100  SH                  1, 2, 3      265,100
CABOT OIL & GAS CORP          COM               127097103     3,011      100,000  SH                  1, 2, 3      100,000
CF INDS HLDGS INC             COM               125269100    68,195      714,086  SH                  1, 2, 3      714,086
CISCO SYS INC                 COM               17275R102     4,380      200,000  SH                  1, 2, 3      200,000
COVENTRY HEALTH CARE INC      COM               222862104    11,411      530,000  SH                  1, 2, 3      530,000
CROWN CASTLE INTL CORP        COM               228227104    83,171    1,883,824  SH                  1, 2, 3    1,883,824
CROWN HOLDINGS INC            COM               228368106    31,363    1,094,300  SH                  1, 2, 3    1,094,300
DANA HLDG CORP                COM               235825205    40,442    3,282,659  SH                  1, 2, 3    3,282,659
DEERE & CO                    COM               244199105    12,287      176,084  SH                  1, 2, 3      176,084
DENBURY RES INC               COM NEW           247916208    52,755    3,320,000  SH                  1, 2, 3    3,320,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6    23,265   23,500,000  PRN                 1, 2, 3   23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2    14,554   14,700,000  PRN                 1, 2, 3   14,700,000
DOMTAR CORP                   COM NEW           257559203    36,199      560,528  SH                  1, 2, 3      560,528
E TRADE FINANCIAL CORP        COM NEW           269246401    31,940    2,192,205  SH                  1, 2, 3    2,192,205
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140    12,030      520,556  SH                  1, 2, 3      520,556
EXPRESS SCRIPTS INC           COM               302182100     7,305      150,000  SH                  1, 2, 3      150,000
FEDEX CORP                    COM               31428X106    13,680      160,000  SH                  1, 2, 3      160,000
FIDELITY NATL INFORMATION SV  COM               31620M106     2,713      100,000  SH                  1, 2, 3      100,000
GRAFTECH INTL LTD             COM               384313102     8,337      533,372  SH                  1, 2, 3      533,372
HANESBRANDS INC               COM               410345102     1,487       57,500  SH                  1, 2, 3       57,500
HERTZ GLOBAL HOLDINGS INC     COM               42805T105     4,766      450,000  SH                  1, 2, 3      450,000
HESS CORP                     COM               42809H107    17,736      300,000  SH                  1, 2, 3      300,000
INTERNATIONAL BUSINESS MACHS  COM               459200101    34,663      258,406  SH                  1, 2, 3      258,406
INTL PAPER CO                 COM               460146103    32,339    1,486,830  SH                  1, 2, 3    1,486,830
JO-ANN STORES INC             COM               47758P307    21,706      487,226  SH                  1, 2, 3      487,226
JPMORGAN CHASE & CO           COM               46625H100    39,156    1,028,800  SH                  1, 2, 3    1,028,800
KKR FINANCIAL HLDGS LLC       NOTE 7.500% 1/1   48248AAD0    43,499   34,285,000  PRN                 1, 2, 3   34,285,000
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1   48248AAB4    21,780   21,275,000  PRN                 1, 2, 3   21,275,000
KKR FINANCIAL HLDGS LLC       COM               48248A306    62,324    7,098,455  SH                  1, 2, 3    7,098,455
LEAR CORP                     COM NEW           521865204    58,502      741,184  SH                  1, 2, 3      741,184
MASTERCARD INC                CL A              57636Q104    14,876       66,410  SH                  1, 2, 3       66,410
MCMORAN EXPLORATION CO        COM               582411104     2,237      130,000  SH                  1, 2, 3      130,000
MEDCO HEALTH SOLUTIONS INC    COM               58405U102    19,523      375,000  SH                  1, 2, 3      375,000
MICROSOFT CORP                COM               594918104     2,449      100,000  SH                  1, 2, 3      100,000
ORACLE CORP                   COM               68389X105    31,915    1,188,625  SH                  1, 2, 3    1,188,625
OWENS ILL INC                 COM NEW           690768403     9,656      344,109  SH                  1, 2, 3      344,109
PALL CORP                     COM               696429307    27,066      650,000  SH                  1, 2, 3      650,000
PENN VA CORP                  NOTE 4.500%11/1   707882AA4    19,656   20,000,000  PRN                 1, 2, 3   20,000,000
PLAINS EXPL& PRODTN CO        COM               726505100     1,334       50,000  SH                  1, 2, 3       50,000
PMI GROUP INC                 COM               69344M101     7,458    2,032,070  SH                  1, 2, 3    2,032,070
PNC FINL SVCS GROUP INC       COM               693475105    13,341      257,000  SH                  1, 2, 3      257,000
PRIDE INTL INC DEL            COM               74153Q102     2,943      100,000  SH                  1, 2, 3      100,000
PROLOGIS                      NOTE  2.250% 4/0  743410AQ5    16,495   17,000,000  PRN                 1, 2, 3   17,000,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    33,438    1,070,000  SH                  1, 2, 3    1,070,000
SLM CORP                      COM               78442P106    18,158    1,572,153  SH                  1, 2, 3    1,572,153
SPDR GOLD TRUST               GOLD SHS          78463V107    42,084      329,013  SH                  1, 2, 3      329,013
STEEL DYNAMICS INC            COM               858119100    11,288      800,000  SH                  1, 2, 3      800,000
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1     5,874    6,000,000  PRN                 1, 2, 3    6,000,000
TRANSOCEAN LTD                REG SHS           H8817H100     6,429      100,000  SH                  1, 2, 3      100,000
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106    28,884      695,000  SH                  1, 2, 3      695,000
TYCO INTERNATIONAL LTD        SHS               H89128104    33,057      900,000  SH                  1, 2, 3      900,000
UAL CORP                      COM NEW           902549807    40,786    1,723,838  SH                  1, 2, 3    1,723,838
UNION PAC CORP                COM               907818108    38,152      466,400  SH                  1, 2, 3      466,400
VALE S A                      ADR REPSTG PFD    91912E204    47,936    1,727,414  SH                  1, 2, 3    1,727,414
VERINT SYS INC                COM               92343X100     1,478       50,000  SH                  1, 2, 3       50,000
VISA INC                      COM CL A          92826C839    11,139      150,000  SH                  1, 2, 3      150,000
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